TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2025	2024	2023

Domestic	$378	$(4,988)	$(64,360)
Foreign	4,561	884	2,640

	$4,938	$(4,104)	$(61,720)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year Ended December 31, 2025
	Total	%
Consolidated pretax income	$4,938
Corporate Statutory Tax Rate	1,136	23.0%
Foreign tax effects:
Spain
Changes in valuation allowance	(160)	(3.2)%
Statutory rate difference	(146)	(2.9)%
Non taxable Grants	(288)	(5.8)%
Other	61	1.2%

United states:
Share-based payment awards	(385)	(7.8)%
Change in valuation allowance	295	6.0%
Other	(113)	(2.3)%

Other foreign jurisdictions	163	3.3%

Changes in valuation allowance	(21)	(0.04)%
Nontaxable or nondeductible:
Goodwill impairment	418	8.5%
Changes in unrecognized tax benefits	375	7.6%
Other Adjustments	(102)	(2.2)%

Effective tax rate	$1,233	25.0%
	2024	2023

Loss before taxes on income	$(4,104)	$(61,720)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2024 and 2023, respectively)	$(944)	$(14,196)

Changes in valuation allowance	599	13,131

Write off of prepaid and withholding taxes	1,113	749
Foreign tax rates differences related to subsidiaries	-	20
Non-deductible expenses	(144)	(269)
Capital note and inter-company balances release taxes	-	-
Other expenses and Exchange rate differences	80	(37)
Non-deductible share-based compensation expense	709	1,586
Change in expense associated with tax positions for current year	352	100

Actual tax expense	$1,765	$1,084

Schedule of Income Tax Expense
	Year ended December 31,
	2025	2024	2023

Current taxes	$275	$288	$248
Write off of prepaid and withholding taxes	648	1,113	749
Change in expense associated with tax positions for current year	375	352	100
Other	(65)	12	(13)

	$1,233	$1,765	$1,084
	Year ended December 31,
	2025	2024	2023

Domestic	$479	$946	$822
Foreign	754	819	262

Total	$1,233	$1,765	$1,084
Domestic
Write off of prepaid and withholding taxes	479	946	822

Total Domestic	$479	$946	$822
Foreign
Current taxes	$275	$288	$248
Taxes in respect of previous years	(64)	12	(13)
Write off of prepaid and withholding taxes	169	167	(73)
Change in expense associated with tax positions for current year	375	352	100

Total foreign	$754	$819	$262
Total income tax expense (benefit)	$1,233	$1,765	$1,084

Schedule of Deferred Income Taxes
	December 31,
	2025	2024
Deferred tax assets:
Operating and capital loss carryforwards	$42,239	$38,538
Research and development	4,994	6,051
Employee benefits	(41)	415
Intangible assets	114	248
Operating lease liabilities	1,320	1,465
Stock based compensation expenses	3,740	708
Onerous contract	-	63
Prepaid and withholding taxes	7,064	6,607
Other temporary differences	655	576

Deferred tax asset before valuation allowance	60,085	54,671
Valuation allowance	(55,619)	(49,907)

Deferred tax asset net of valuation allowance	4,466	4,764

Deferred tax liability:
Intangible assets	3,197	3,214
Operating lease right-of-use assets	1,269	1,550

Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits
	Year ended December 31,
	2025	2024	2023

Uncertain tax position, beginning of year	$1,395	$1,043	$943
Increase related to current years' tax positions	367	156	137
Increase related to prior years' tax positions	8	196	160
Decrease due to lapses of statutes limitations	-	-	(197)

Uncertain tax position, end of year	$1,770	$1,395	$1,043